Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit
Beginning balance, value at Dec. 31, 2012	$ 16,778	$ 19,113,458	$ (5,565,420)
Beginning balance, shares at Dec. 31, 2012	1,677,798
Net Income			366,915
Dividends declared			$ (671,119)
Ending balance, value at Dec. 31, 2013	16,778	19,113,458	5,869,624
Ending balance, shares at Dec. 31, 2013	1,677,798
Net Income			71,144
Dividends declared			$ (620,785)
Ending balance, value at Dec. 31, 2014	$ 16,778	$ 19,113,458	$ (6,419,265)
Ending balance, shares at Dec. 31, 2014	1,677,798